Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Concorde Funds, Inc.
Entity Central Index Key	0000822519
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Concorde Wealth Management Fund
Shareholder Report [Line Items]
Fund Name	Concorde Wealth Management Fund
Class Name	Concorde Wealth Management Fund
Trading Symbol	CONWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Concorde Wealth Management Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.concordeco.com. You can also request this information by contacting us at 1-972-701-5400.
Additional Information Phone Number	1-972-701-5400
Additional Information Website	www.concordeco.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Concorde Wealth Management Fund	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended September 30, 2025, relative performance for the Concorde Wealth Management Fund was aided by an overweight position in the following sectors: Precious Metals, Information Technology,  Financials, and Healthcare. Stock selection benefited relative Fund performance in the Financials sector and underperformed relative in the Information Technology sector. Relative performance was hindered by the Fund’s overweight position in the Energy sector and underweight positions in certain names in the Technology sector and specifically semiconductors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings growth and free cash flow. This significant overweight to quality and value detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation in addition to exuberance regarding expected benefits of Artificial Intelligence.
We tactically maintained the short end on our fixed income exposure, avoiding duration risk. Our equity exposure remains diversified, with a concentration in Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%) AS OF MARCH 31, 2025

	1 Year	5 Year	10 Year
TF (without sales charge)	10.08	9.94	7.96
S&P 500 TR	17.60	16.47	15.30
Concorde Blended	6.50	6.68	6.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.concordeco.com for more recent performance information.
Net Assets	$ 42,162,930
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 325,434
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$42,162,930
Number of Holdings	54
Net Advisory Fee	$325,434
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)
MSILF Government Portfolio - Class Institutional	5.0%
United States Treasury Notes	4.7%
Texas Pacific Land Corp.	4.4%
Sprott Physical Gold Trust	4.2%
Invesco Government & Agency Portfolio - Class Institutional	4.2%
LLR Equity Partners V, L.P.	3.6%
United States Treasury Bill	3.5%
Black Stone Minerals LP	3.1%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%

Top 10 Issuers	(%)
United States Treasury Notes	5.9%
MSILF Government Portfolio - Class Institutional	5.0%
Texas Pacific Land Corp.	4.4%
Sprott Physical Gold Trust	4.2%
Invesco Government & Agency Portfolio	4.2%
LLR Equity Partners V, L.P.	3.6%
United States Treasury Bill	3.5%
Black Stone Minerals LP	3.1%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Security Type Breakdown (%)*

Updated Prospectus Web Address	www.concordeco.com